Available for Sale Investments of Insurance Subsidiary which have Unrealized Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	$ 67,678	$ 13,664
Unrealized losses, Less than one year	431	81
Fair value, One year or greater	159	53
Unrealized losses, One year or greater	3
Fair value, Total	67,837	13,717
Unrealized losses, Total	434	81
Debt securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	63,779	11,233
Unrealized losses, Less than one year	86	18
Fair value, One year or greater		53
Fair value, Total	63,779	11,286
Unrealized losses, Total	86	18
Equity by industry
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	3,899	1,684
Unrealized losses, Less than one year	345	61
Fair value, One year or greater	159
Unrealized losses, One year or greater	3
Fair value, Total	4,058	1,684
Unrealized losses, Total	348	61
Equity by industry | Consumer
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	372	717
Unrealized losses, Less than one year	13	21
Fair value, Total	372	717
Unrealized losses, Total	13	21
Equity by industry | Financial Services
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	110	194
Unrealized losses, Less than one year	3	2
Fair value, One year or greater	159
Unrealized losses, One year or greater	3
Fair value, Total	269	194
Unrealized losses, Total	6	2
Equity by industry | Healthcare
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	321	161
Unrealized losses, Less than one year	8	3
Fair value, Total	321	161
Unrealized losses, Total	8	3
Equity by industry | Other
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	2,287	612
Unrealized losses, Less than one year	265	35
Fair value, Total	2,287	612
Unrealized losses, Total	265	35
Equity by industry | Technology
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	470
Unrealized losses, Less than one year	34
Fair value, Total	470
Unrealized losses, Total	34
Equity by industry | Industrial
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	339
Unrealized losses, Less than one year	22
Fair value, Total	339
Unrealized losses, Total	22
Corporate bonds | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	34,859	4,699
Unrealized losses, Less than one year	60	8
Fair value, One year or greater		53
Fair value, Total	34,859	4,752
Unrealized losses, Total	60	8
Debt securities issued by US government agencies | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	13,294	4,916
Unrealized losses, Less than one year	19	8
Fair value, Total	13,294	4,916
Unrealized losses, Total	19	8
U.S. Treasury notes | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	15,626	1,618
Unrealized losses, Less than one year	7	2
Fair value, Total	15,626	1,618
Unrealized losses, Total	$ 7	2
Certificates of deposit
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year		747
Unrealized losses, Less than one year		2
Fair value, Total		747
Unrealized losses, Total		$ 2